As filed with the U.S. Securities and Exchange Commission on January 6, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2022

iBET Sports Betting & Gaming ETF

Ticker: IBET

iBET Sports Betting & Gaming ETF

iBET Sports Betting & Gaming ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the Inherent Wealth Fund team, we want to express our appreciation for the confidence you have placed in the iBET Sports Betting & Gaming ETF (“IBET” or the “Fund”). The following information pertains to the fiscal period of November 15, 2021 (Fund inception) through October 31, 2022 (the “current fiscal period”). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in securities of companies of any market capitalization, including foreign issuers, that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue (greater than 50% of revenue) or market value (devotes at least 50% of its capital) from the theme of the betting, sports, sports entertainment, and/or iGaming industries and/or technology or (ii) it has stated its primary business to be in products, services, or technologies focused on the theme of betting, sports, sports entertainment, and iGaming.

The Fund had negative performance during the fiscal period ended October 31, 2022. The market price of IBET decreased -41.48% and the Net Asset Value (“NAV”) decreased -41.61%, while the Nasdaq 100 Index decreased -29.02%.

For the current fiscal period, the largest positive contributor to return was Betsson AB - Series B (BETSB SS), adding 0.65% to the return of the Fund, gaining 19.38% with an average weighting of 3.09%. The second largest contributor to return was LeoVegas AB (LEO SS), adding 0.56% to the return of the Fund, gaining 57.19% with an average weighting of 0.50%. The third largest contributor to return was Crown Resorts, Ltd. (CWN AU), adding 0.26% to the return of the Fund, gaining 25.20% with an average weighting of 1.72%.

For the current fiscal period, the largest negative contributor to return was PointsBet Holdings, Ltd. (PBH AU), detracting 2.97% from the return of the Fund, declining 79.8% with an average weighting of 2.00%. The security contributing second-most negatively was DraftKings, Inc. - Class A (DKNG US), detracting 2.43% from the return of the Fund, and declining 59.8% with an average weight of 4.63%. The third largest negative contributor to return was Skillz, Inc. (SKLZ US), detracting 2.07% from the return of the Fund, and declining 78.9% with an average weighting of .60%.

For the current fiscal period, the best performing security in the Fund was LeoVegas AB (LEO SS), gaining 57.19% and contributing 0.56% to the return of the Fund. The second-best performing security for the Period was Crown Resorts, Ltd. (CWN AU), gaining 25.20% and contributing 0.26% to the return of the Fund. The third-best performing security was Betsson AB - Series B (BETSB SS), gaining 19.38% for the Period and contributing 0.65% to the return of the Fund.

iBET Sports Betting & Gaming ETF

Letter to Shareholders
(Unaudited) (Continued)

We continue to see excellent growth in the Sports Betting & Gaming industry. A recent report from the Business Research Company, showed that the global sports betting & gaming ecosystem grew from $287.43 billion in 2021 to $456.61 billion in 2022 at a compound annual growth rate (CAGR) of 58.9%. In the U.S. we currently have 33 states that have some form of Sports Betting & Gaming legalized and recent reports have Texas (which could be the largest U.S. market) looking to legalize.

In times of outsized volatility, such as those seen over the past six to twelve months and with market conditions responding to a continuing pandemic, political unrest, and rising interest rates, iBET (IBET) uses an actively managed and thorough research strategy that seeks to filter out noise and identify those securities most likely to outperform. This industry is changing at such a rapid pace, that an active strategy for investing is the only model that works. We are seeing partnerships with major companies like Amazon, major league franchises like the Chicago Cubs, and intra industry partnerships like FanDuel and Boyds happening on a monthly basis. Our active strategy strives to position our investors based on those catalysts.

We appreciate your investment in iBET (IBET).

Sincerely,

Jeffrey Kamys CEO
Inherent Wealth Fund LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Expansion of sports betting (both regulated and unregulated), including the award of additional licenses or expansion or relocation of existing sports betting companies, and competition from other leisure and entertainment activities, could impact these companies’ finances. Small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. Fund investments are concentrated in an industry or group of industries, and the value of Fund shares may rise and fall more than more diversified funds. Investments in foreign securities involve social and political instability, market illiquidity, exchange-rate fluctuation, high volatility and limited regulation risks. Emerging markets involve different and greater risks, as they are smaller, less liquid and more volatile than more develop countries. Depositary Receipts involve risks similar to those associated with investments in foreign securities, but may not provide a return that corresponds precisely with that of the underlying shares. Please see the prospectus for details of these and other risks.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets.

ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Market returns are based on the exchange’s official close price at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

iBET Sports Betting & Gaming ETF

Letter to Shareholders
(Unaudited) (Continued)

The Nasdaq 100 Index is made up of the 100 largest, most actively traded U.S. companies listed on the Nasdaq stock exchange.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Inherent Wealth Fund LLC is the Adviser to iBET Sports Betting & Gaming ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Inherent Wealth Fund LLC.

iBET Sports Betting & Gaming ETF

Performance Summary

(Unaudited)

Growth of $10,000

Cumulative Returns October 31, 2022	Since Inception (11/15/2021)
iBET Sports Betting & Gaming ETF - NAV	-41.61%
iBET Sports Betting & Gaming ETF - MKT	-41.48%
Nasdaq 100 Total Return Index	-29.02%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 15, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.inherentwealthfund.com/etf/ibet/. The gross expense ratio as of the prospectus dated November 10, 2021 was 0.79%.

iBET Sports Betting & Gaming ETF

Portfolio Allocation

As of October 31, 2022 (Unaudited)

Industry Sub-Group	Percentage of Net Assets
Gambling (Non-Hotel) (a)	28.5%
Casino Hotels	21.0
Internet Gambling	19.7
Racetracks	12.5
Casino Services	7.8
Real Estate - Diversified	2.9
Entertainment Software	2.2
Lottery Services	2.1
Computer Software	1.9
Short-Term Investments	0.7
Applications Software	0.7
Warrants (b)	0.0
Liabilities in Excess of Other Assets (b)	(0.0)
100.0%

(a)

To the extent that the Fund invests more heavily in particular industry sub-groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry sub-groups. See Note 7 in the Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

iBET Sports Betting & Gaming ETF

Schedule of Investments

October 31, 2022

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Applications Software — 0.7%
1,800	Bragg Gaming Group, Inc. (a)	$6,840

	Casino Hotels — 21.0%
576	Boyd Gaming Corporation	33,270
3,000	Century Casinos, Inc. (a)	23,850
1,992	Full House Resorts, Inc. (a)	13,964
996	Las Vegas Sands Corporation (a)	37,858
3,840	Melco Resorts & Entertainment, Ltd. - ADR (a)	21,005
1,236	MGM Resorts International	43,965
8,052	Star Entertainment Group, Ltd. (a)	15,142
504	Wynn Resorts, Ltd. (a)	32,206
		221,260
	Casino Services — 7.8%
588	Caesars Entertainment, Inc. (a)	25,713
600	Everi Holdings, Inc. (a)	11,388
804	Light & Wonder, Inc. (a)	45,137
		82,238
	Computer Software — 1.9%
3,432	Playtech plc (a)	20,427

	Entertainment Software — 2.2%
1,620	Better Collective AS (a)	21,055
1,992	Skillz, Inc. (a)	2,052
		23,107
	Gambling (Non-Hotel) — 28.5% (b)
1,512	Bally’s Corporation (a)	34,080
6,000	Betsson AB - Series B (a)	43,691
564	Evolution AB	52,767
516	Flutter Entertainment plc (a)	68,525
888	International Game Technology plc	17,804
13,044	PointsBet Holdings, Ltd. (a)	17,021
936	Red Rock Resorts, Inc. - Class A	38,984

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Gambling (Non-Hotel) — 28.5% (b) (Continued)
15,000	Rivalry Corporation (a)	$8,478
2,256	Rush Street Interactive, Inc. (a)	9,362
15,864	Tabcorp Holdings, Ltd.	9,792
		300,504
	Internet Gambling — 19.7%
10,308	888 Holdings plc (a)	10,970
4,657	DraftKings, Inc. - Class A (a)	73,581
2,124	Entain plc	30,764
2,688	GAN, Ltd. (a)	5,403
1,800	Kambi Group plc (a)	28,464
3,552	Kindred Group plc - SDR	30,884
95	NeoGames SA - SDR (a)(c)(d)	1,457
1,800	Sportradar Holding AG - Class A (a)	17,820
1,992	Super Group SGHC, Ltd. (a)	8,207
		207,550
	Lottery Services — 2.1%
1,764	OPAP SA	21,617

	Racetracks — 12.5%
228	Churchill Downs, Inc.	47,403
1,524	Penn Entertainment, Inc. (a)	50,444
1,200	Tokyotokeiba Company, Ltd.	33,451
		131,298
	Real Estate - Diversified — 2.9%
960	VICI Properties, Inc.	30,739
	TOTAL COMMON STOCKS (Cost $1,204,906)	1,045,580

	WARRANTS — 0.0% (e)
340	PointsBet Holdings, Ltd., Expiration: 07/08/2024, Exercise Price: AUD $10.00 (a)(c)(d)	435
	TOTAL WARRANTS (Cost $0)	435

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Schedule of Investments
October 31, 2022 (Continued)

Shares	SHORT-TERM INVESTMENTS — 0.7%	Value
3,911	First American Government Obligations Fund - Class X, 2.92% (f)	$3,911
3,910	First American Treasury Obligations Fund - Class X, 3.06% (f)	3,910
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,821)	7,821
	TOTAL INVESTMENTS (Cost $1,212,727) — 100.0%	1,053,836
	Liabilities in Excess of Other Assets — (0.0)% (e)	(133)
	NET ASSETS — 100.0%	$1,053,703

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular industry sub-groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry sub-groups. See Note 7 in the Notes to Financials.

(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $1,892, which represents 0.18% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	Represents less than 0.05% of net assets.
(f)	Rate shown is the annualized seven-day yield as of October, 31, 2022.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Statement of Assets and Liabilities

October 31, 2022

ASSETS
Investments in securities, at value (Cost $1,212,727)	$1,053,836
Dividends and interest receivable	527
Total assets	1,054,363

LIABILITIES
Management fees payable	660
Total liabilities	660

NET ASSETS	$1,053,703

Net Assets Consist of:
Paid-in capital	$1,266,964
Total distributable earnings (accumulated deficit)	(213,261)
Net assets	$1,053,703

Net Asset Value:
Net assets	$1,053,703
Shares outstanding ^	120,000
Net asset value, offering and redemption price per share	$8.78

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Statement of Operations

For the Period Ended October 31, 2022(1)

INCOME
Dividends(2)	$6,291
Interest	172
Total investment income	6,463

EXPENSES
Management fees	5,032
Total expenses	5,032

Net investment income (loss)	1,431

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(55,352)
Foreign currency	(247)
Change in unrealized appreciation (depreciation) on investments	(158,891)
Net realized and unrealized gain (loss) on investments	(214,490)
Net increase (decrease) in net assets resulting from operations	$(213,059)

(1)	Fund commenced operations on November 15, 2021. The information presented is for the period from November 15, 2021 to October 31, 2022.
(2)	Net of foreign taxes withheld of $349.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Statement of Changes in Net Assets

Period Ended October 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$1,431
Net realized gain (loss) on investments and foreign currency	(55,599)
Change in unrealized appreciation (depreciation) on investments	(158,891)
Net increase (decrease) in net assets resulting from operations	(213,059)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(202)
Total distributions to shareholders	(202)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,266,674
Transaction fees (Note 6)	290
Net increase (decrease) in net assets derived from capital share transactions (a)	1,266,964
Net increase (decrease) in net assets	$1,053,703

NET ASSETS
Beginning of period	$—
End of period	$1,053,703

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	120,000
Shares redeemed	—
Net increase (decrease)	120,000

(1)	Fund commenced operations on November 15, 2021. The information presented is for the period from November 15, 2021 to October 31, 2022.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended October 31, 2022 (1)
Net asset value, beginning of period	$15.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.02
Net realized and unrealized gain (loss) on investments (3)	(6.28)
Total from investment operations	(6.26)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.01)
Total distributions to shareholders	(0.01)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(4)

Net asset value, end of period	$8.78

Total return	-41.61	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$1,054

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(6)
Net investment income (loss) to average net assets	0.22	%(6)
Portfolio turnover rate (7)	47	%(5)

(1)	Commencement of operations on November 15, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Represents less than $0.005 per share.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

iBET Sports Betting & Gaming ETF

Notes to Financial Statements
October 31, 2022

NOTE 1 – ORGANIZATION

iBET Sports Betting & Gaming ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on November 15, 2021.

The end of the reporting period for the Fund is October 31, 2022, and the period covered by these Notes to Financial Statements is the period from November 15, 2021 through October 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,044,123	$—	$1,457	$1,045,580
Warrants	—	—	435	435
Short-Term Investments	7,821	—	—	7,821
Total Investments in Securities	$1,051,944	$—	$1,892	$1,053,836

^	See Schedule of Investments for breakout of investments by industry sub-group.

During the current fiscal period, the Fund held NeoGames SA - SDR and PointsBet Holdings, Ltd. Warrants valued at $1,457 and $435, respectively, that were recognized as transfers in to Level 3. The transfers occurred due to a lack of market for each of those securities. NeoGames SA - SDR recognized $(1,879) and PointsBet Holdings, Ltd. Warrants recognized $435 in unrealized appreciation (depreciation) that is included in net change in unrealized appreciation (depreciation) on investments as shown on the Statement of Operations.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid at least annually by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

For the current fiscal period, there were no permanent differences.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Inherent Wealth Fund LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% based on the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $388,089 and $312,696, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,190,742 and $0, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2022, were as follows:

Tax cost of investments	$1,219,053
Gross tax unrealized appreciation	$44,301
Gross tax unrealized depreciation	(209,518)
Net tax unrealized appreciation (depreciation)	(165,217)
Undistributed ordinary income	761
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(48,805)
Distributable earnings (accumulated deficit)	$(213,261)

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2022 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

As of October 31, 2022, the Fund had a short-term capital loss carryforward of $48,805. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2022 is $202 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC. (“Nasdaq”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject

iBET Sports Betting & Gaming ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2022 (Continued)

to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

iBET Sports Betting & Gaming ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of iBET Sports Betting & Gaming ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iBET Sports Betting & Gaming ETF (the “Fund”), a series of ETF Series Solutions, as of October 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from November 15, 2021 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the result of its operations, the changes in net assets, and the financial highlights for the period from November 15, 2021 (commencement of operations) through October 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian. Our audit also included evaluating the accounting

iBET Sports Betting & Gaming ETF

Report of Independent Registered Public Accounting Firm
(Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for the Fund since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2022

iBET Sports Betting & Gaming ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	56	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

iBET Sports Betting & Gaming ETF

Trustees and Officers
(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	56	None

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).

iBET Sports Betting & Gaming ETF

Trustees and Officers
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Officer, U.S. Bancorp Fund Services, LLC (since 2021); Fund Administrator, UMB Fund Services, Inc. (2015–2021).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.inherentwealthfund.com/etf/ibet.

iBET Sports Betting & Gaming ETF

Expense Example

For the Six-Months Ended October 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

iBET Sports Betting & Gaming ETF

Expense Example

For the Six-Months Ended October 31, 2022 (Unaudited) (Continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period (1)
Actual	$1,000.00	$ 887.90	$3.76
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.22	$4.02

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

iBET Sports Betting & Gaming ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

iBET Sports Betting & Gaming ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended October 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2022 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.inherentwealthfund.com/etf/ibet. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.inherentwealthfund.com/etf/ibet daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.inherentwealthfund.com/etf/ibet.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

iBET Sports Betting & Gaming ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.inherentwealthfund.com/etf/ibet.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser
Inherent Wealth Fund LLC
Four Embarcadero Center, Suite 1400
San Francisco, California 94111

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

iBET Sports Betting & Gaming ETF
Symbol – IBET
CUSIP – 26922B782

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

iBET Sports Betting & Gaming ETF

FYE 10/31/2022
Audit Fees	$14,000
Audit-Related Fees	$0
Tax Fees	$3,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

iBET Sports Betting & Gaming ETF

FYE 10/31/2022
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

iBET Sports Betting & Gaming ETF

Non-Audit Related Fees	FYE 10/31/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/5/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/5/2023

*	Print the name and title of each signing officer under his or her signature.